Operating Context (Tables)	12 Months Ended
Dec. 31, 2025
Operating Context
Schedule of Distribution and Sale of Energy and Gas

CEMIG, on December 31, 2025 and December 31, 2024 holds equity interests in the following subsidiaries and jointly controlled entities, all of whose principal activities are construction and operation of systems of generation and transmission, distribution and sale of energy and gas:

Investments December 31,2025	% share	Description
Subsidiaries
CEMIG Geração e Transmissão S.A. (“CEMIG GT” or “CEMIG Geração e Transmissão”)	100.00

Subsidiary engaged in the energy generation and transmission services. Its shares are listed in Brazil, but are not actively traded. CEMIG GT has interests in 68 power plants (60 of which are hydroelectric, 7 are wind power and 1 is solar) and associated transmission lines, most of which are part of the Brazilian national generation and transmission grid system, with total installed generation capacity of 5,517 MW.

UFV Boa Esperança S.A. (“UFV Boa Esperança “)	100.00

Its objects are: (i) installation, operation, maintenance and rental of solar plants; (ii) management of contracts for rental, operation and maintenance of its solar plants; (iii) construction, operation and commercial operation of electricity generation systems; trading of energy, and related services; and (iv) activities in different fields of energy, from whatever source, with a view to commercial operation.

CEMIG Geração Itutinga S.A (“CEMIG Geração Itutinga”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Itutinga Power Station, as well as to sell electricity on the free trading market.

CEMIG Geração Camargos S.A (“CEMIG Geração Camargos”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Camargos Power Station, as well as to sell electricity on the free trading market.

CEMIG Geração Sul S.A (“CEMIG Geração Sul”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Coronel Domiciano, Marmelos, Joasal, Paciência and Piau SHPs, as well as to sell electricity on the free trading market.

CEMIG Geração Leste S.A (“CEMIG Geração Leste”)	100.00

A corporation, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Dona Rita, Sinceridade, Neblina, Ervália, Tronqueiras and Peti SHPs, as well as to sell electricity on the free trading market.

CEMIG Geração Oeste S.A (“CEMIG Geração Oeste”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Gafanhoto, Cajuru and Martins SHPs, as well as to sell electricity on the free trading market.

Rosal Energia S.A. (“Rosal”)	100.00

Production and sale of electricity, as a public electricity service concessionaire, through the Rosal Hydroelectric Power Plant, located on the border between the states of Rio de Janeiro and Espírito Santo.

Sá Carvalho S.A. (“Sá Carvalho”)	100.00

Production and sale of electricity, as a public electricity service concessionaire, through the Sá Carvalho Hydroelectric Power Plant, located on the Piracicaba River, in the municipality of Antônio Dias, in the state of Minas Gerais.

Horizontes Energia S.A. (“Horizontes”)	100.00	Its objects are: construction, operation and commercial operation of electric power generation systems; trading in energy; and related services.
CEMIG PCH S.A. (“CEMIG PCH”)	100.00

Production and sale of electricity under an independent production regime, through the Pai Joaquim Hydroelectric Power Plant, located on the Araguari River, in the municipalities of Sacramento and Santa Juliana, in the state of Minas Gerais.

CEMIG Trading S.A. (“CEMIG Trading”)	100.00	Marketing and intermediation of energy-related business.
Empresa de Serviços e Comercialização de Energia Elétrica S.A. (“ESCEE”)	100.00	Marketing and intermediation of energy-related business.
CEMIG Geração Poço Fundo S.A. (“Poço Fundo”)	100.00

Production and sale of electricity, under an independent production regime, through the Poço Fundo hydroelectric plant, located on the Machado River, in the municipality of Poço Fundo, in the state of Minas Gerais.

Investments December 31,2025	% share	Description
Central Eólica Praias de Parajuru S.A. (“Praias de Parajuru”)	100.00

Generation and sale of electricity through a wind farm located in the municipality of Beberibe, in the state of Ceará. It has 19 wind turbines, with towers 85 m high. All its energy is sold through Proinfa.

Central Eólica Volta do Rio S.A. (“Volta do Rio”)	100.00

Generation and sale of electricity through the wind farm located in the municipality of Acaraú, in the state of Ceará. It has 28 wind turbines with 65-meter-high towers. All its energy is sold through Proinfa.

CEMIG Distribuição S.A. (“CEMIG D” or “CEMIG Distribuição”)	100.00	Operation of electricity distribution through networks and distribution lines in practically the entire state of Minas Gerais.
Companhia de Gás de Minas Gerais (“Gasmig”)	99.57	Acquisition, transportation and distribution of fuel gas or by-products and derivatives, through a gas distribution concession in the state of Minas Gerais.
CEMIG Sim	100.00

A wholly owned subsidiary of CEMIG that operates in distributed generation and energy solutions, with investments in the acquisition of photovoltaic plants. Currently CEMIG SIM has reached 14,000 customers, providing energy efficiency, optimization and solution services, through studies and project execution, as well as operation and maintenance services for energy supply facilities.

Companhia de Transmissão Centroeste de Minas (“Centroeste”)	100.00	Construction, implementation, operation and maintenance of electricity transmission facilities in the National Interconnected System.
Sete Lagoas Transmissora de Energia S.A. (“Sete Lagoas”)	100.00

Operation of public electricity transmission service concessions, provided through the construction, operation and maintenance of electricity transmission facilities at the Sete Lagoas 4 Substation, in the municipality of Sete Lagoas, Minas Gerais.

UFV Três Marias S.A. (“UFV Três Marias)	100.00	Photovoltaic solar power generation for the distributed generation market.
UFV Fazenda Prudente de Moraes SPE LTDA (“UFV Fazenda Prudente”)	100.00	Photovoltaic solar power generation for the distributed generation market.
UFV Montes Claros Geração de Energia Elétrica Distribuída S.A. (“UFV Duceu”)	100.00	Photovoltaic solar power generation for the distributed generation market.
Sol de Jequitibá SPE LTDA (“UFV Jequitibá I”)	100.00	Photovoltaic solar power generation for the distributed generation market.
Oasis Solar Jequitibá SPE LTDA (“UFV Jequitibá II”)	100.00	Photovoltaic solar power generation for the distributed generation market.
G2 Campo Lindo I Energia S.A. (“UFV Campo Lindo I”)	100.00	Photovoltaic solar power generation for the distributed generation market.
G2 Campo Lindo II Energia S.A (“UFV Campo Lindo II”)	100.00	Photovoltaic solar power generation for the distributed generation market.
G2 Olaria I Energia S.A. (“UFV Olaria I”)	100.00	Photovoltaic solar power generation for the distributed generation market.
G2 Olaria II Energia S.A. (“UFV Olaria II”)	100.00	Photovoltaic solar power generation for the distributed generation market.
UFV Lagoa Grande Geração de Energia Elétrica Distribuída S.A. ("UFV Lagoa Grande")	100.00	Photovoltaic solar power generation for the distributed generation market.
UFV Mato Verde Geração de Energia Elétrica Distribuída S.A. ("UFV Mato Verde")	100.00	Photovoltaic solar power generation for the distributed generation market.
UFV Mirabela Geração de Energia Elétrica Distribuída S.A. ("UFV Mirabela")	100.00	Photovoltaic solar power generation for the distributed generation market.
UFV Porteirinha I Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha I")	100.00	Photovoltaic solar power generation for the distributed generation market.
UFV Porteirinha II Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha II")	100.00	Photovoltaic solar power generation for the distributed generation market.
UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. ("UFV Brasilândia")	100.00	Photovoltaic solar power generation for the distributed generation market.

Investments December 31,2025	% share	Description
Apolo I SPE Empreendimentos e Energia S.A. ("UFV Apolo I")	100.00	Photovoltaic solar power generation for the distributed generation market.
Apolo II SPE Empreendimentos e Energia S.A. ("UFV Apolo II")	100.00	Photovoltaic solar power generation for the distributed generation market.
SPE Hera Energia e Empreendimentos Imobiliários LTDA. (“UFV Hera”)	100.00	Photovoltaic solar power generation for the distributed generation market.
Jointly Controlled Entities
Guanhães Energia S.A. (“Guanhães Energia”)	49.00

Production and sale of electricity through the implementation and operation of the Dores de Guanhães; Senhora do Porto; and Jacaré Small Hydroelectric Power Plants, located in the municipality of Dores de Guanhães; and Fortuna II, located in the municipality of Virginópolis. All in the state of Minas Gerais.

Paracambi Energética S.A. (“Paracambi”)	49.00

Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Paracambi, located on the Ribeirão das Lages river in the municipality of Paracambi/RJ.

Hidrelétrica Cachoeirão S.A. (“Cachoeirão”)	49.00	Production and sale of electricity, under an independent production regime, through the Cachoeirão Hydroelectric Power Plant, located in Pocrane/MG.
Hidrelétrica Pipoca S.A. (“Pipoca”) (1)	49.00

Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Pipoca, located on the Manhuaçu River, in the municipalities of Caratinga and Ipanema/MG.

Amazônia Energia Participações S.A (“Amazônia Energia”)	74.50

Special-purpose company (SPE), created by the Company, which holds a 74.50% stake, and Light, which holds the remaining 25.50%, for the purpose of acquiring a 9.77% stake in Norte Energia S.A. (“NESA”), the company that holds the concession for the Belo Monte Hydroelectric Power Plant (“Belo Monte HPP”), on the Xingu River, located in the state of Pará.

Aliança Norte Energia Participações S.A. (“Aliança Norte”)	49.00

Special-purpose company (SPE), set up by the Company, which holds a 49.00% stake, and Vale S.A., which holds the remaining 51.00%, for the purpose of acquiring a 9.00% stake in Norte Energia S.A. (“NESA”), the company that holds the concession for the Belo Monte Hydroelectric Power Plant (“Belo Monte HPP”), on the Xingu River, located in the state of Pará.

Transmissora Aliança de Energia Elétrica S.A. (“Taesa”)	21.68	Construction, implementation, operation and maintenance of electricity transmission facilities in all regions of the country, directly and through participation in investees.

Investments December 31,2024	% share	Description
Subsidiaries
CEMIG Geração e Transmissão S.A. (“CEMIG GT” ou “CEMIG Geração e Transmissão”)	100.00

Subsidiary engaged in the energy generation and transmission services. Its shares are listed in Brazil, but are not actively traded. CEMIG GT has interests in 68 power plants (60 of which are hydroelectric, 7 are wind power and 1 is solar) and associated transmission lines, most of which are part of the Brazilian national generation and transmission grid system, with total installed generation capacity of 5,517 MW.

UFV Boa Esperança S.A. (“UFV Boa Esperança“)	100.00

Its objects are: (i) installation, operation, maintenance and rental of solar plants; (ii) management of contracts for rental, operation and maintenance of its solar plants; (iii) construction, operation and commercial operation of electricity generation systems; trading of energy, and related services; and (iv) activities in different fields of energy, from whatever source, with a view to commercial operation.

CEMIG Geração Itutinga S.A (“CEMIG Geração Itutinga”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Itutinga Power Station, as well as to sell electricity on the free trading market.

CEMIG Geração Camargos S.A (“CEMIG Geração Camargos”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Camargos Power Station, as well as to sell electricity on the free trading market.

CEMIG Geração Sul S.A (“CEMIG Geração Sul”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Coronel Domiciano, Marmelos, Joasal, Paciência and Piau SHPs, as well as to sell electricity on the free trading market.

CEMIG Geração Leste S.A (“CEMIG Geração Leste”)	100.00

A corporation, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Dona Rita, Sinceridade, Neblina, Ervália, Tronqueiras and Peti SHPs, as well as to sell electricity on the free trading market.

CEMIG Geração Oeste S.A (“CEMIG Geração Oeste”)	100.00

A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Gafanhoto, Cajuru and Martins SHPs, as well as to sell electricity on the free trading market.

Rosal Energia S.A. (“Rosal”)	100.00

Production and sale of electricity, as a public electricity service concessionaire, through the Rosal Hydroelectric Power Plant, located on the border between the states of Rio de Janeiro and Espírito Santo.

Sá Carvalho S.A. (“Sá Carvalho”)	100.00

Production and sale of electricity, as a public electricity service concessionaire, through the Sá Carvalho Hydroelectric Power Plant, located on the Piracicaba River, in the municipality of Antônio Dias, in the state of Minas Gerais.

Horizontes Energia S.A. (“Horizontes”)	100.00	Its objects are: construction, operation and commercial operation of electric power generation systems; trading in energy; and related services.
CEMIG PCH S.A. (“CEMIG PCH”)	100.00

Production and sale of electricity under an independent production regime, through the Pai Joaquim Hydroelectric Power Plant, located on the Araguari River, in the municipalities of Sacramento and Santa Juliana, in the state of Minas Gerais.

CEMIG Trading S.A. (“CEMIG Trading”)	100.00	Marketing and intermediation of energy-related business.
Empresa de Serviços e Comercialização de Energia Elétrica S.A. (“ESCEE”)	100.00	Marketing and intermediation of energy-related business.
CEMIG Geração Poço Fundo S.A. (“Poço Fundo”)	100.00

Production and sale of electricity, under an independent production regime, through the Poço Fundo hydroelectric plant, located on the Machado River, in the municipality of Poço Fundo, in the state of Minas Gerais.

Central Eólica Praias de Parajuru S.A. (“Praias de Parajuru”)	100.00

Generation and sale of electricity through a wind farm located in the municipality of Beberibe, in the state of Ceará. It has 19 wind turbines, with towers 85 m high. All its energy is sold through Proinfa.

Central Eólica Volta do Rio S.A. (“Volta do Rio”)	100.00

Generation and sale of electricity through the wind farm located in the municipality of Acaraú, in the state of Ceará. It has 28 wind turbines with 65-meter-high towers. All its energy is sold through Proinfa.

CEMIG Distribuição S.A. (“CEMIG D” ou “CEMIG Distribuição”)	100.00	Operation of electricity distribution through networks and distribution lines in practically the entire state of Minas Gerais.
Companhia de Gás de Minas Gerais (“Gasmig”)	99.57	Acquisition, transportation and distribution of fuel gas or by-products and derivatives, through a gas distribution concession in the state of Minas Gerais.
CEMIG Sim	100.00

A wholly owned subsidiary of CEMIG that operates in distributed generation and energy solutions, with investments in the acquisition of photovoltaic plants. Currently CEMIG SIM has reached 14,000 customers, providing energy efficiency, optimization and solution services, through studies and project execution, as well as operation and maintenance services for energy supply facilities.

Investments December 31,2024	% share	Description
Sete Lagoas Transmissora de Energia S.A. (“Sete Lagoas”)	100.00

Operation of public electricity transmission service concessions, provided through the construction, operation and maintenance of electricity transmission facilities at the Sete Lagoas 4 Substation, in the municipality of Sete Lagoas, Minas Gerais.

Photovoltaic power plants (1)	100.00	Photovoltaic solar power generation for the distributed generation market.
Jointly Controlled Entities
Guanhães Energia S.A. (“Guanhães Energia”)	49.00

Production and sale of electricity through the implementation and operation of the Dores de Guanhães; Senhora do Porto; and Jacaré Small Hydroelectric Power Plants, located in the municipality of Dores de Guanhães; and Fortuna II, located in the municipality of Virginópolis. All in the state of Minas Gerais.

Paracambi Energética S.A. ("Paracambi")	49.00

Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Paracambi, located on the Ribeirão das Lages river in the municipality of Paracambi/RJ.

Hidrelétrica Cachoeirão S.A. (“Cachoeirão”)	49.00	Production and sale of electricity, under an independent production regime, through the Cachoeirão Hydroelectric Power Plant, located in Pocrane/MG.
Hidrelétrica Pipoca S.A. (“Pipoca”)	49.00

Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Pipoca, located on the Manhuaçu River, in the municipalities of Caratinga and Ipanema/MG.

Amazônia Energia Participações S.A (“Amazônia Energia”)	74.50

Special-purpose company (SPE), created by the Company, which holds a 74.50% stake, and Light, which holds the remaining 25.50%, for the purpose of acquiring a 9.77% stake in Norte Energia S.A. ("NESA"), the company that holds the concession for the Belo Monte Hydroelectric Power Plant ("Belo Monte HPP"), on the Xingu River, located in the state of Pará.

Aliança Norte Energia Participações S.A. (“Aliança Norte”)	49.00

Special-purpose company (SPE), set up by the Company, which holds a 49.00% stake, and Vale S.A., which holds the remaining 51.00%, for the purpose of acquiring a 9.00% stake in Norte Energia S.A. ("NESA"), the company that holds the concession for the Belo Monte Hydroelectric Power Plant ("Belo Monte HPP"), on the Xingu River, located in the state of Pará.

Transmissora Aliança de Energia Elétrica S.A. (“Taesa”)	21.68	Construction, implementation, operation and maintenance of electricity transmission facilities in all regions of the country, directly and through participation in investees.
UFV Janaúba Geração de Energia Elétrica Distribuída S.A. ("UFV Janaúba")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Corinto Geração de Energia Elétrica Distribuída S.A. ("UFV Corinto")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Manga Geração de Energia Elétrica Distribuída S.A. ("UFV Manga")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída S.A. ("UFV Bonfinópolis II")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Lagoa Grande Geração de Energia Elétrica Distribuída S.A. ("UFV Lagoa Grande")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Lontra Geração de Energia Elétrica Distribuída S.A. ("UFV Lontra")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Mato Verde Geração de Energia Elétrica Distribuída S.A. ("UFV Mato Verde")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Mirabela Geração de Energia Elétrica Distribuída S.A. ("UFV Mirabela")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Porteirinha I Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha I")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Porteirinha II Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha II")	49.00	Photovoltaic solar power generation for the distributed generation market.
UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. ("UFV Brasilândia")	49.00	Photovoltaic solar power generation for the distributed generation market.
Apolo I SPE Empreendimentos e Energia S.A. ("UFV Apolo I")	49.00	Photovoltaic solar power generation for the distributed generation market.
Apolo II SPE Empreendimentos e Energia S.A. ("UFV Apolo II")	49.00	Photovoltaic solar power generation for the distributed generation market.
G2 Campo Lindo I Energia S.A. ("UFV Campo Lindo I")	49.00	Photovoltaic solar power generation for the distributed generation market.
G2 Campo Lindo II Energia S.A. ("UFV Campo Lindo II")	49.00	Photovoltaic solar power generation for the distributed generation market.
G2 Olaria I Energia S.A. ("UFV Olaria I")	49.00	Photovoltaic solar power generation for the distributed generation market.

Schedule of Concessions and Authorizations Held

CEMIG, through its subsidiaries, holds the following public service concessions and authorizations:

	Company holding concession or authorization	Concession or authorization contract	Expiration date
POWER GENERATION

Hydroelectric plants
Theodomiro Carneiro Santiago (1)	CEMIG GT	07/1997	05/2027
Nova Ponte (1)	CEMIG GT	07/1997	08/2027
Sá Carvalho (1)	Sá Carvalho	01/2004	08/2026
Rosal (1)	Rosal Energia	01/1997	12/2035
PCH Pai Joaquim (1)	CEMIG PCH	Authorizing Resolution 377/2005	04/2032
Irapé (1)	CEMIG GT	14/2000	09/2037
Queimado (Consortium) (1)	CEMIG GT	06/1997	06/2034
Poço Fundo (1)	Poço Fundo	01/2021	05/2052
Três Marias (2)	CEMIG Geração Três Marias	08/2016	01/2053
Salto Grande (2)	CEMIG Geração Salto Grande	09/2016	01/2053
Itutinga (2)	CEMIG Geração Itutinga	10/2016	01/2053
Camargos (2)	CEMIG Geração Camargos	11/2016	01/2053
Coronel Domiciano (2)
Joasal (2)			04/2047
Paciência (2)
Piau (2)
Dona Rita (2)			07/2050
Ervália (2)			04/2047
Neblina (2)	CEMIG Geração Leste	14/2016 and 15/2016	01/2053
Peti (2)			03/2047
Tronqueiras (2)
Cajurú, Gafanhoto and Martins (2)	CEMIG Geração Oeste	16/2016	01/2053

Wind power plants
Central Geradora Eólica Praias de Parajuru (3)	Praias de Parajuru	Resolution 526/2002	09/2032
Central Geradora Eólica Volta do Rio (3)	Volta do Rio	Resolution 660/2001	01/2031

	Company holding concession or authorization	Concession or authorization contract	Expiration date
POWER TRANSMISSION
National grid (4)	CEMIG GT	006/1997	01/2043
Itajubá Substation (4)	CEMIG GT	79/2000	10/2030
Furnas - Pimenta - Transmission line (4)	Centroeste	004/2005	03/2035
Subestação Sete Lagoas 4 (4)	Sete Lagoas	006/2011	06/2041
Governador Valadares 6 – Verona – Transmission line	Centroeste	001/2023	03/2053

ENERGY DISTRIBUTION	CEMIG D	002/1997	12/2045
003/1997
004/1997
005/1997

GAS DISTRIBUTION	Gasmig	State Law 11,021/1993	01/2053

(1)

These generation concession agreements are outside the scope of IFRIC 12 because the grantor does not control (i) the services to be provided, to whom, and at what price, nor (ii) the significant residual interest in the infrastructure at the end of the arrangement. Accordingly, the related infrastructure is accounted for as property, plant and equipment.

(2)	Refers to energy generation concession contracts which related concession bonus is recognized as a financial asset under the concession arrangement. (See note n° 5)
(3)

Refer to concessions, by means of authorization, of wind power generation in the independent production modality, treated in the scope of Program to Encourage Alternative Sources of Electricity (Programa de Incentivo às Fontes Alternativas de Energia Elétrica, or ‘Proinfa’). The assets linked to the exploration right are recognized as property, plant and equipment. The exploration authorization rights are classified in the consolidated balance sheet as intangible assets.

(4)

These refer to power transmission concession agreements which, in accordance with IFRS 15, are classified as contract assets because the consideration is conditional upon the satisfaction of performance obligations in providing the electric energy transmission service.

Schedule of Average Effect on Consumers

On May 20, 2025, ANEEL approved the results of CEMIG D’s Annual Tariff Adjustment, effective until May 27, 2026, with an average effect to be perceived by customers of 7.78%. The average impact was 9.45% for customers connected to High and medium voltage and 7.03% for customers connected to Low Voltage, with residential customers in the Low voltage segment experiencing an average adjustment of 6.86%

Voltage level	Average effect on customers
High and medium voltage - Group A	9.45%
Low voltage - Group B	7.03%
Average adjustment	7.78%

Schedule of gas distribution tariff readjustments

During the 2025 fiscal year, the State’s Economic Development Secretariat issued some Resolutions for adjustments on the gas tariff, as follows:

Resolution	Start of term	Average reduction according to consumption and tariff categories.
N. 7, of January 24, 2025	February 1, 2025	Between 5.34% and 6.17% increase for the urban market. Between 0.18% and 1.32% decrease for the other categories.
N. 15, of April 30, 2025	May 1, 2025	Between 0.78% and 1.18% increase
N. 41, of August 1, 2025	August 1, 2025	Between 5.9% and 7.4% decrease
N. 69, of November 4, 2025	November 1, 2025	Between 4.4% and 6.6% decrease

Schedule of Nominal Value and Present Value Portion to be Paid
Project	Period of the concession + extension	Nominal value in Dec. 31,2025	Present value in Dec. 31,2025	Interest	Updating indexer	Amounts paid in 2025	Amounts paid in 2024
				%
Irapé	March 2006 to September 2037	42	22	100	IGPM	3	3.3
Queimado (Consortium)	January 2004 to June, 2034	9	5	82.5	IGPM	1	1